MASSMUTUAL FUNDS
MassMutual Blue Chip Growth Fund
(the “Fund”)
Supplement dated September 16, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective September 16, 2022, the following information supplements the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on pages 52 and 53 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
Effective September 16, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 53 through 55 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-14
BCG-22-01

MASSMUTUAL FUNDS
MassMutual Blue Chip Growth Fund
Supplement dated September 16, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective September 16, 2022, the following information replaces the first paragraph found on page B-3 in the section titled General Information:
MassMutual Select Funds (the “Trust”) is a professionally managed, open-end investment company. This Statement of Additional Information (“SAI”) describes the following 14 diversified series of the Trust: (1) MassMutual Total Return Bond Fund (formerly known as MassMutual Select Total Return Bond Fund) (“Total Return Bond Fund”), (2) MassMutual Strategic Bond Fund (formerly known as MassMutual Select Strategic Bond Fund) (“Strategic Bond Fund”), (3) MassMutual Diversified Value Fund (formerly known as MassMutual Select Diversified Value Fund) (“Diversified Value Fund”), (4) MassMutual Fundamental Value Fund (formerly known as MassMutual Select Fundamental Value Fund) (“Fundamental Value Fund”), (5) MM S&P 500® Index Fund (“S&P 500 Index Fund”), (6) MassMutual Equity Opportunities Fund (formerly known as MassMutual Select Equity Opportunities Fund) (“Equity Opportunities Fund”), (7) MassMutual Fundamental Growth Fund (formerly known as MassMutual Select Fundamental Growth Fund) (“Fundamental Growth Fund”), (8) MassMutual Mid Cap Value Fund (formerly known as MassMutual Select Mid-Cap Value Fund) (“Mid Cap Value Fund”), (9) MassMutual Small Cap Value Equity Fund (formerly known as MassMutual Select Small Cap Value Equity Fund) (“Small Cap Value Equity Fund”), (10) MassMutual Small Company Value Fund (formerly known as MassMutual Select Small Company Value Fund) (“Small Company Value Fund”), (11) MassMutual Mid Cap Growth Fund (formerly known as MassMutual Select Mid Cap Growth Fund) (“Mid Cap Growth Fund”), (12) MassMutual Small Cap Growth Equity Fund (formerly known as MassMutual Select Small Cap Growth Equity Fund) (“Small Cap Growth Equity Fund”), (13) MassMutual Overseas Fund (formerly known as MassMutual Select Overseas Fund) (“Overseas Fund”), and (14) MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”); and two non-diversified series of the Trust: MassMutual Blue Chip Growth Fund (formerly known as MassMutual Select Blue Chip Growth Fund) (“Blue Chip Growth Fund”) and MassMutual Growth Opportunities Fund (formerly known as MassMutual Select Growth Opportunities Fund) (“Growth Opportunities Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of 51 separate series. Additional series may be created by the Trustees from time-to-time.
Effective September 16, 2022, the following information replaces similar information found on page B-49 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
(1)
with the exception of the Blue Chip Growth Fund and Growth Opportunities Fund, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-22-06